Income Taxes Expense (Benefit) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense:
Federal					$ 0	$ 0
State					0	0
Foreign					0	0
Current Income Tax Expense (Benefit), Total					0	0
Deferred income tax provision (benefit):
Federal					(3,003,000)	(2,905,000)
State					(583,000)	(564,000)
Foreign					149,000	(51,000)
Total deferred tax					(3,438,000)	(3,520,000)
Less increase in allowance					3,438,000	3,520,000
Net deferred tax					0	0
Total income tax expense (recovery)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0